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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [  ]; Amendment No.:
                                             --------

This Amendment (Check only one.):        [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Camden  Partners  Holdings,  LLC
Address: 500 East Pratt Street
         Suite 1200
         Baltimore, Maryland 21202

Form 13F File Number:  28-12730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Donald W. Hughes
Title: Chief Financial Officer
Phone: 410-878-6800

Signature, Place, and Date of Signing:

 /s/ Donald W. Hughes, Baltimore, Maryland, August 1, 2011

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     81

Form 13F Information Table Value Total:     $125,284 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

Column 1                           Column 2   Column 3   Column 4       Column 5        Column 6  Column 7        Column 8
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                                   Title of                Value   Shrs or   Sh/ Put/ Investment  Other        Voting Authority
Name of Issuer                      Class       CUSIP    (x$1000)  Prn Amt   Prn Call Discretion Managers     Sole    Shared  Other
-----------------------------------------------------------------------------------------------------------------------------------
Twin Disc Inc.                     COM        901476101     464       12,000   SH     Defined    N/A          12,000
Allied Nevada Gold Corp.           COM        019344100     428       12,100   SH     Defined    N/A          12,100
Rovi Corporation                   COM        779376102     402        7,000   SH     Defined    N/A           7,000
Arbitron Inc.                      COM        03875Q108     399        9,650   SH     Defined    N/A           9,650
NetLogic Microsystems Inc.         COM        64118B100     346        8,550   SH     Defined    N/A           8,550
Power Integrations Inc.            COM        739276103     321        8,350   SH     Defined    N/A           8,350
ADTRAN Inc.                        COM        00738A106     317        8,200   SH     Defined    N/A           8,200
Connecticut Water Service Inc.     COM        207797101     307       12,000   SH     Defined    N/A          12,000
DTS Inc.                           COM        23335C101     288        7,100   SH     Defined    N/A           7,100
Deltic Timber Corp.                COM        247850100     279        5,200   SH     Defined    N/A           5,200
Monotype Imaging Holdings, Inc.    COM        61022P100     261       18,500   SH     Defined    N/A          18,500
Cepheid                            COM        15670R107     251        7,250   SH     Defined    N/A           7,250
Digital River Inc.                 COM        25388B104     249        7,750   SH     Defined    N/A           7,750
Genomic Health, Inc.               COM        37244C101     247        8,850   SH     Defined    N/A           8,850
FEI Co.                            COM        30241L109     237        6,200   SH     Defined    N/A           6,200
Universal Display Corp.            COM        91347P105     233        6,650   SH     Defined    N/A           6,650
Synaptics Inc.                     COM        87157D109     232        9,000   SH     Defined    N/A           9,000
ManTech International Corporation  CL A       564563104     231        5,200   SH     Defined    N/A           5,200
Sourcefire Inc.                    COM        83616T108     229        7,700   SH     Defined    N/A           7,700
Vitran Corp Inc.                   COM        92850E107     224       17,600   SH     Defined    N/A          17,600
Plantronics, Inc.                  COM        727493108     223        6,100   SH     Defined    N/A           6,100
US Gold Corporation                COM PAR $  912023207     222       36,800   SH     Defined    N/A          36,800
Sirona Dental Systems Inc.         COM        82966C103     215        4,050   SH     Defined    N/A           4,050
Acuity Brands, Inc.                COM        00508Y102     215        3,850   SH     Defined    N/A           3,850
NCI, Inc.                          CL A       62886K104     214        9,400   SH     Defined    N/A           9,400
General Cable Corp.                COM        369300108     207        4,850   SH     Defined    N/A           4,850
Eldorado Gold Corp                 COM        284902103     207       12,700   SH     Defined    N/A          12,700
Texas Pacific Land Trust           SUB CTF
                                   PROP       882610108     203        4,500   SH     Defined    N/A           4,500
DigitalGlobe, Inc.                 COM NEW    25389M877     202        7,950   SH     Defined    N/A           7,950
Valmont Industries, Inc.           COM        920253101     188        1,950   SH     Defined    N/A           1,950
Vishay Precision Group, Inc.       COM        92835K103     177       10,500   SH     Defined    N/A          10,500
North American Palladium           COM        656912102     171       26,400   SH     Defined    N/A          26,400

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
Column 1                           Column 2   Column 3   Column 4       Column 5        Column 6  Column 7        Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                   Title of                Value   Shrs or   Sh/ Put/ Investment  Other        Voting Authority
Name of Issuer                      Class       CUSIP    (x$1000)  Prn Amt   Prn Call Discretion Managers     Sole    Shared  Other
-----------------------------------------------------------------------------------------------------------------------------------
Apogee Enterprises, Inc.           COM        037598109     163       12,700   SH     Defined    N/A          12,700
Cloud Peak Energy Inc.             COM        18911Q102     150        7,050   SH     Defined    N/A           7,050
Federal Mogul Corp.                COM        313549404     146        6,400   SH     Defined    N/A           6,400
Enernoc Inc.                       COM        292764107     144        9,120   SH     Defined    N/A           9,120
Thompson Creek Metals Co Inc.      COM        884768102     138       11,011   SH     Defined    N/A          11,011
LivePerson Inc.                    COM        538146101     136        9,600   SH     Defined    N/A           9,600
Powersecure International, Inc.    COM        73936N105     131       18,200   SH     Defined    N/A          18,200
Goodrich Petroleum Corp.           COM        382410405     129        7,000   SH     Defined    N/A           7,000
Conceptus Inc.                     COM        206016107     124       10,600   SH     Defined    N/A          10,600
Isis Pharmaceuticals, Inc.         COM        464330109     120       13,100   SH     Defined    N/A          13,100
Acacia Research Corp               COM        003881307     116        3,150   SH     Defined    N/A           3,150
Logmein Inc.                       COM        54142L109     110        2,850   SH     Defined    N/A           2,850
Gibraltar Industries, Inc.         COM        374689107     105        9,300   SH     Defined    N/A           9,300
Procera Networks, Inc.             COM NEW    74269U203     105        9,800   SH     Defined    N/A           9,800
Saia, Inc.                         COM        78709Y105     103        6,100   SH     Defined    N/A           6,100
Starwood Property Trust, Inc.      COM        85571B105     103        5,000   SH     Defined    N/A           5,000
Zix Corp                           COM        98974P100     100       26,000   SH     Defined    N/A          26,000
Nymox Pharmaceutical Corporation   COM        67076P102      99       11,800   SH     Defined    N/A          11,800
Global Power Equipment Group Inc.  COM PAR $  37941P207      98        3,700   SH     Defined    N/A           3,700
Avanir Pharmaceuticals             CL A NEW   05348P401      97       29,000   SH     Defined    N/A          29,000
Sangamo Biosciences, Inc.          COM        800677106      95       16,200   SH     Defined    N/A          16,200
Kaman Corp.                        COM        483548103      92        2,600   SH     Defined    N/A           2,600
Computer Task Group, Inc.          COM        205477102      88        6,700   SH     Defined    N/A           6,700
Digimarc Corp                      COM        25381B101      88        2,500   SH     Defined    N/A           2,500
Cavium Networks, Inc.              COM        14965A101      87        2,000   SH     Defined    N/A           2,000
FX Energy Inc.                     COM        302695101      83        9,500   SH     Defined    N/A          9,500
Japan Smaller Capitalization Fund
  Inc.                             COM        47109U104      82       10,000   SH     Defined    N/A          10,000
Maxlinear Inc.                     CL A       57776J100      81        9,400   SH     Defined    N/A           9,400
Peregrine Pharmaceuticals Inc.     COM NEW    713661304      79       33,500   SH     Defined    N/A          33,500
Clean Energy Fuels Corp.           COM        184499101      79        6,000   SH     Defined    N/A           6,000
Points International Ltd.          COM NEW    730843208      79        7,900   SH     Defined    N/A           7,900
Active Power Inc.                  COM        00504W100      76       31,000   SH     Defined    N/A          31,000
Concur Technologies Inc            COM        206708109      75        1,500   SH     Defined    N/A           1,500
Lexicon Pharmaceuticals, Inc.      COM        528872104      75       42,600   SH     Defined    N/A          42,600
NCI Building Systems Inc.          COM NEW    628852204      73        6,400   SH     Defined    N/A           6,400
Hyperdynamics Corp                 COM        448954107      70       16,300   SH     Defined    N/A          16,300

Column 1                           Column 2   Column 3   Column 4       Column 5        Column 6  Column 7        Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                   Title of                Value   Shrs or   Sh/ Put/ Investment  Other        Voting Authority
Name of Issuer                      Class       CUSIP    (x$1000)  Prn Amt   Prn Call Discretion Managers     Sole    Shared  Other
-----------------------------------------------------------------------------------------------------------------------------------
Oncogenex Pharmaceuticals Inc.     COM        68230A106      70        4,100   SH     Defined    N/A           4,100
OCZ Technology Group Inc.          COM        67086E303      68        8,500   SH     Defined    N/A           8,500
Optimer Pharmaceuticals, Inc.      COM        68401H104      68        5,700   SH     Defined    N/A           5,700
Petroleum Development Corporation  COM        716578109      57        1,900   SH     Defined    N/A           1,900
Prolor Biotech Inc.                COM        74344F106      57       11,500   SH     Defined    N/A          11,500
NeurogesX, Inc.                    COM        641252101      44       25,301   SH     Defined    N/A          25,301
Princeton Review Inc.              COM        742352107       4       19,000   SH     Defined    N/A          19,000
Nobel Learning Communities Inc.    COM        654889104  20,423    1,768,213   SH     Defined    N/A       1,768,213
AtriCure, Inc.                     COM        04963C209  11,870      920,132   SH     Defined    N/A        920,132
National American University
  Holdings, Inc.                   COM        63245Q105  18,815    1,999,449   SH     Defined    N/A       1,999,449
CIBT Education Group               COM        17163Y102   3,268   10,894,558   SH     Defined    N/A      10,894,558
Primo Water Corporation            COM        74165N105   8,534      593,042   SH     Defined    N/A         593,042
RealPage, Inc.                     COM        75606N109  49,900    1,885,162   SH     Defined    N/A       1,885,162